UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Sunbridge Capital Emerging Markets Fund

Investor Class: RIMIX

Institutional Class: CNRYX

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2021

Sunridge Capital Emerging Markets Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	19
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Sunbridge Capital Emerging Markets Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.sunbridgecapitalpartners.com

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.6%
	ARGENTINA — 2.3%
546,590	Despegar.com Corp.*	$6,575,478
4,400	MercadoLibre, Inc.*	7,389,360

		13,964,838
	CHINA — 31.0%
1,130,605	Alibaba Group Holding, Ltd.*	20,931,812
2,221,553	A-Living Smart City Services Co., Ltd.	7,889,200
79,913	Baidu, Inc., ADR*	12,286,624
4,710,624	Great Wall Motor Co., Ltd., Class H	17,332,799
1,390,544	Haier Smart Home Co., Ltd., Class A	5,578,142
148,154	Lufax Holding, Ltd., ADR*	1,034,115
617,901	Midea Group Co., Ltd., Class A	6,644,018
1,419,404	Ping An Insurance Group Co. of China, Ltd., Class H	9,707,785
224,838	Proya Cosmetics Co., Ltd., Class A	6,016,715
1,563,458	Sany Heavy Industry Co., Ltd., Class A	6,127,298
1,315,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	6,731,894
584,866	Sinoma Science & Technology Co., Ltd., Class A	3,176,271
580,632	Sunny Optical Technology Group Co., Ltd.	15,203,687
498,500	Tencent Holdings, Ltd.	29,759,637
2,523,203	Tongcheng-Elong Holdings, Ltd.*	6,092,935
177,326	Wuliangye Yibin Co., Ltd., Class A	6,001,619
6,556,400	Xinyi Solar Holdings, Ltd.	13,421,641
4,302,624	Xtep International Holdings, Ltd.	6,041,261
147,000	Yum China Holdings, Inc.	8,661,056

		188,638,509
	HONG KONG — 8.4%
754,082	ASM Pacific Technology, Ltd.	8,231,725
1,128,300	China Gas Holdings, Ltd.	3,332,345
7,013,909	CSPC Pharmaceutical Group, Ltd.	8,370,074
1,045,002	Galaxy Entertainment Group, Ltd.*	5,361,906
2,280,000	Luk Fook Holdings International, Ltd.	5,840,188
1,930,000	Man Wah Holdings, Ltd.	2,821,975
11,336,061	NagaCorp, Ltd.	9,671,336
4,148,351	Shimao Group Holdings, Ltd.	7,603,099

		51,232,648
	INDIA — 13.8%
5,500,000	CESC, Ltd.[1]	6,761,790
1,340,000	DLF, Ltd.[1]	7,471,493
82,014	Dr Reddy's Laboratories, Ltd., ADR	5,342,392
223,436	HDFC Bank, Ltd.[1]	4,776,672
38,300	HDFC Bank, Ltd., ADR	2,799,347

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
432,021	ICICI Bank, Ltd., ADR	$8,152,236
310,386	ICICI Lombard General Insurance Co., Ltd.[1]	6,629,267
359,800	Infosys, Ltd.[1]	8,066,799
410,600	Infosys, Ltd., ADR	9,135,850
397,872	Reliance Industries, Ltd.[1]	13,465,903
5,495,986	Tata Power Co., Ltd.[1]	11,682,247

		84,283,996
	INDONESIA — 4.6%
60,090,000	Aneka Tambang	9,520,755
16,379,600	Bank Mandiri Persero	7,000,429
106,000,000	Bukalapak.com*	6,369,258
97,490,500	Mitra Adiperkasa*	5,283,130

		28,173,572
	MALAYSIA — 3.0%
7,200,000	Inari Amertron	6,298,817
28,935,690	My EG Services	6,338,689
4,299,300	Telekom Malaysia	5,849,780

		18,487,286
	PHILIPPINES — 3.7%
8,806,200	Ayala Land, Inc.	5,783,331
2,876,769	BDO Unibank, Inc.	6,230,689
45,523,826	Megaworld Corp.	2,542,587
9,858,200	Robinsons Land Corp.	3,080,103
2,333,415	Security Bank Corp.	4,831,930
41,060	Universal Robina Corp.	109,175

		22,577,815
	SINGAPORE — 3.1%
1,234,300	Nanofilm Technologies International, Ltd.	3,756,625
47,600	Sea, Ltd., ADR*	15,171,548

		18,928,173
	SOUTH KOREA — 12.5%
19,505	LG Chem, Ltd.	12,650,364
4,505	LG Household & Health Care, Ltd.	5,079,040
54,250	NAVER Corp.	17,602,333
103,976	Samsung Electro-Mechanics Co., Ltd.	15,386,016
409,919	Samsung Electronics Co., Ltd.	25,412,765

		76,130,518

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 9.4%
240,888	Airtac International Group	$7,494,506
1,904,727	Chailease Holding Co., Ltd.	16,727,497
1,964,500	Elite Material Co., Ltd.	15,216,648
1,760,000	Hon Hai Precision Industry Co., Ltd.	6,569,401
2,891,500	Lotus Pharmaceutical Co., Ltd.	11,163,802

		57,171,854
	THAILAND — 1.8%
25,950,000	Land & Houses PLC	6,064,868
9,831,790	Thai Beverage PLC	4,721,837

		10,786,705
	VIETNAM — 0.0%
13	Military Commercial Joint Stock Bank*	16
	Total Common Stocks
	(Cost $465,101,430)	570,375,930
	RIGHTS — 0.0%
	CHINA — 0.0%
11,189	Airtac International Group, Expiration Date: October 9, 2021*	63,052
	Total Rights
	(Cost $0)	63,052
	SHORT-TERM INVESTMENTS — 6.9%
41,915,300	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.005%[2]	41,915,300
	Total Short-Term Investments
	(Cost $41,915,300)	41,915,300

	TOTAL INVESTMENTS — 100.5%
	(Cost $507,016,730)	612,354,282
	Liabilities in Excess of Other Assets — (0.5)%	(3,143,357)
	TOTAL NET ASSETS — 100.0%	$609,210,925

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Securities held through a Mauritius Subsidiary.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	21.2%
Technology	15.5%
Communications	13.9%
Financials	11.1%
Real Estate	5.6%
Health Care	5.2%
Materials	4.8%
Industrials	4.7%
Energy	4.4%
Consumer Staples	3.6%
Utilities	3.6%
Total Common Stocks	93.6%
Rights
Industrials	0.0%
Short-Term Investments	6.9%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $507,016,730)	$612,354,282
Foreign currency, at value (cost $341,277)	331,985
Receivables:
Investment securities sold	2,704,346
Fund shares sold	54,937
Dividends and interest	926,266
Prepaid expenses	68,837
Total assets	616,440,653
Liabilities:
Payables:
Investment securities purchased	4,649,096
Fund shares redeemed	130,205
Advisory fees (Note 3)	520,823
Shareholder servicing fees (Note 6)	190,287
Distribution fees (Note 7)	5,335
Fund administration fees	36,823
Fund accounting fees	587
Transfer agent fees and expenses	11,843
Custody fees	29,322
Non-U.S. taxes	1,612,880
Auditing fees	20,674
Shareholder reporting fees	70
Chief Compliance Officer fees	2,849
Trustees' fees and expenses	2,939
Accrued other expenses	15,995
Total liabilities	7,229,728

Net Assets	$609,210,925
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	163,637,197
Total distributable earnings	445,573,728
Net Assets	$609,210,925

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$24,346,265
Shares of beneficial interest issued and outstanding	419,800
Net asset value, offering and redemption price per share	$58.00
Institutional Class Shares:
Net assets applicable to shares outstanding	$584,864,660
Shares of beneficial interest issued and outstanding	10,044,545
Net asset value, offering and redemption price per share	$58.23

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2021 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $762,296)	$5,916,710
Interest	1,551
Total investment income	5,918,261

Expenses:
Advisory fees	3,298,671
Shareholder servicing fees (Note 6)	216,205
Shareholder servicing fees - Investor and Institutional Classes	456,815
Distribution fees (Note 7)	37,547
Fund administration fees	112,364
Fund accounting fees	1,868
Transfer agent fees and expenses	54,222
Custody fees	112,384
Registration fees	30,353
Miscellaneous	25,815
Legal fees	18,828
Shareholder reporting fees	14,336
Auditing fees	11,206
Trustees' fees and expenses	11,007
Chief compliance officer fees	6,391
Insurance fees	3,967
Total expenses	4,411,979
Class fees waived (Note 6)	(182,726)
Contractual service provider fees waived (Note 3)	(64,825)
Net expenses	4,164,428
Net investment income	1,753,833

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	72,433,906
Foreign currency transactions	(225,144)
Foreign capital gains tax	(1,382,302)
Net realized gain	70,826,460
Net change in unrealized appreciation/depreciation on:
Investments	(89,996,767)
Foreign currency translations	101,845
Foreign capital gains tax	(388,010)
Net change in unrealized appreciation/depreciation	(90,282,932)
Net realized and unrealized loss	(19,456,472)
Net Decrease in Net Assets from Operations	$(17,702,639)

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2021 (Unaudited)[1]	For the Year Ended March 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,753,833	$1,628,830
Net realized gain on investments and foreign currency transactions	70,826,460	601,898,609
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(90,282,932)	370,380,469
Net increase (decrease) in net assets resulting from operations	(17,702,639)	973,907,908

Distributions to Shareholders:
Distributions:
Institutional Class	-	(4,353,056)
Total distributions to shareholders	-	(4,353,056)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,859,317	6,272,274
Institutional Class	48,925,594	413,243,008
Reinvestment of distributions:
Institutional Class	-	2,988,312
Cost of shares redeemed:
Investor Class	(8,064,071)	(21,672,039)
Institutional Class	(80,544,075)	(2,128,675,015)
Net decrease in net assets from capital transactions	(37,823,235)	(1,727,843,460)

Total decrease in net assets	(55,525,874)	(758,288,608)

Net Assets:
Beginning of period	664,736,799	1,423,025,407
End of period	$609,210,925	$664,736,799

Capital Share Transactions:
Shares sold:
Investor Class	30,313	129,729
Institutional Class	799,244	8,598,037
Shares reinvested:
Institutional Class	-	51,755
Shares redeemed:
Investor Class	(130,876)	(420,915)
Institutional Class	(1,315,214)	(36,396,018)
Net decrease in capital share transactions	(616,533)	(28,037,412)

[1]	With the Plan of Reorganization with respect to the Sunbridge Capital Emerging Markets Fund (Formerly, Fiera Capital Emerging Markets Capital Fund), Investor Class and Institutional Class shareholders received Investor Class and Institutional Class shares of the Sunbridge Capital Emerging Markets Fund, respectively, effective as of the close of business on July 9, 2021. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS - Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30,
	2021	For the Year Ended March 31,
	(Unaudited)[1,2]	2021[1,2]	2020[1,2]	2019[2,3]	2018[4]	2017[1,4]
Net asset value, beginning of period	$59.83	$36.30	$45.70	$43.02	$52.68	$41.67
Income from Investment Operations:
Net investment income (loss)	0.09	(0.08)	0.21	(0.30)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.92)	23.61	(9.61)	3.01	(6.09)[5]	11.13
Total from investment operations	(1.83)	23.53	(9.40)	2.71	(6.14)	11.08

Less Distributions:
From net investment income	-	-	-	-	(0.09)	(0.07)
From net realized gain	-	-	-	(0.03)	(3.43)	-
Total distributions	-	-	-	(0.03)	(3.52)	(0.07)
Net asset value, end of period	$58.00	$59.83	$36.30	$45.70	$43.02	$52.68

Total return[6,7]	(3.06)%	64.82%	(20.57)%	6.32%	(12.71)%	26.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,346	$31,135	$29,457	$92,289	$127,525	$175,875

Ratio of expenses to average net assets
Before fees waived and expenses absorbed/recovered[8]	1.58%	1.59%	1.58%	1.60%	1.61%	1.61%
After fees waived and expenses absorbed/recovered[8,9]	1.50%	1.48%	1.58%	1.60%	1.61%	1.61%
Ratio of net investment income (loss) to average net assets
Before fees waived and expenses absorbed/recovered[8]	0.21%	(0.26)%[10]	0.45%[10]	(1.04)%[10]	(0.02)%[10]	(0.12)%[10]
After fees waived and expenses absorbed/recovered[8,9]	0.29%	(0.15)%	0.45%	(1.04)%	(0.02)%	(0.12)%
Portfolio turnover rate[7]	28%	60%	47%	17%	48%	24%

[1]	Per share calculations are based on average shares outstanding throughout the period.
[2]	Financial information for the periods ended September 30, 2017 through July 9, 2021 is for the Sunbridge Capital Emerging Markets Fund (formerly, Fiera Capital Emerging Markets Fund), which was reorganized into the Sunbridge Capital Emerging Markets Fund as of close of business July 9, 2021. See Note 1 in the accompanying Notes to Financial Statements.
[3]	Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund's fiscal year end from September 30th to March 31st.
[4]	Reflects operations for the fiscal year from October 1st through September 30th.
[5]	Includes redemption fees, which represents less than $0.01 per share.
[6]	Based on net asset value as of end of period date.
[7]	Not Annualized for periods less than one year.
[8]	Annualized.
[9]	The contractual and voluntary expense waivers are reflected in both the net expense and net investment income (loss) ratios.
[10]	Ratio included for comparison purposes but was not audited during this respective period by the former independent public accountant.

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS - Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30,
	2021	For the Year Ended March 31,
	(Unaudited)[1,2]	2021[1,2]	2020[1,2]	2019[2,3]	2018[1,4]	2017[1,4]
Net asset value, beginning of period	$60.00	$36.38	$45.87	$43.22	$52.81	$41.71
Income from Investment Operations:
Net investment income (loss)	0.17	0.05	0.32	(0.15)	0.20	0.06
Net realized and unrealized gain (loss) on investments	(1.94)	23.69	(9.62)	2.92	(6.22)	11.14
Total from investment operations	(1.77)	23.74	(9.30)	2.77	(6.02)	11.20

Less Distributions:
From net investment income	-	(0.12)	(0.19)	(0.09)	(0.14)	(0.10)
From net realized gain	-	-	-	(0.03)	(3.43)	-
Total distributions	-	(0.12)	(0.19)	(0.12)	(3.57)	(0.10)
Net asset value, end of period	$58.23	$60.00	$36.38	$45.87	$43.22	$52.81

Total return[5,6]	(2.95)%	65.26%	(20.38)%	6.46%	(12.46)%	26.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$584,865	$633,602	$1,393,568	$1,595,597	$1,494,087	$1,386,857

Ratio of expenses to average net assets
Before fees waived and expenses absorbed/recovered[7]	1.33%	1.34%	1.33%	1.35%	1.31%	1.36%
After fees waived and expenses absorbed/recovered[7,8]	1.25%	1.23%	1.33%	1.35%	1.31%	1.36%
Ratio of net investment income (loss) to average net assets
Before fees waived and expenses absorbed/recovered[7]	0.47%	(0.01)%[9]	0.70%[9]	(0.75)%[9]	0.36%[9]	0.14%[9]
After fees waived and expenses absorbed/recovered[7,8]	0.54%	0.10%	0.70%	(0.75)%	0.36%	0.14%
Portfolio turnover rate[6]	28%	60%	47%	17%	48%	24%

[1]	Per share calculations are based on average shares outstanding throughout the period.
[2]	Financial information for the periods ended September 30, 2017 through July 9, 2021 is for the Sunbridge Capital Emerging Markets Fund (formerly, Fiera Capital Emerging Markets Fund), which was reorganized into the Sunbridge Capital Emerging Markets Fund as of close of business July 9, 2021. See Note 1 in the accompanying Notes to Financial Statements.
[3]	Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund's fiscal year end from September 30th to March 31st.
[4]	Reflects operations for the fiscal year from October 1st through September 30th.
[5]	Based on net asset value as of end of period date.
[6]	Not Annualized for periods less than one year.
[7]	Annualized.
[8]	The contractual and voluntary expense waivers are reflected in both the net expense and net investment income (loss) ratios.
[9]	Ratio included for comparison purposes but was not audited during this respective period by the former independent public accountant.

See accompanying Notes to Consolidated Financial Statements

Sunbridge Capital Emerging Markets Fund

NOTES CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2021 (Unaudited)

Note 1 – Organization

The Sunbridge Capital Emerging Markets Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek long-term capital appreciation.

The Fund commenced investment operations on July 12, 2021 with Investor Class shares and Institutional Class shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Fiera Capital Emerging Markets Fund (the "Predecessor Fund"), a series of Fiera Capital Series Trust, which offered two classes of shares, Investor Class shares and Institutional Class shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 22, 2021, by the Board of Fiera Capital Series Trust on May 19, 2021, and by beneficial owners of the Predecessor Fund on July 7, 2021. The tax-free reorganization was accomplished on July 9, 2021. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class	498,459	$31,080,124
Institutional Class	10,128,257	633,686,774

The net unrealized appreciation of investments transferred was $177,234,524 as of the date of the acquisition.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Sunbridge Capital Emerging Markets Fund

NOTES CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2021 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third-party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to the Fund or an alternative allocation method can be more appropriately made.

Sunbridge Capital Emerging Markets Fund

NOTES CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2021 (Unaudited)

(d) Federal Income Tax

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2021, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Sunbridge Capital Partners LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.62% and 1.37% of the average daily net assets of Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until July 9, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees.

Sunbridge Capital Emerging Markets Fund

NOTES CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2021 (Unaudited)

The Advisor also acts as the investment advisor to the Mauritius Subsidiary pursuant to a separate investment advisory agreement, under the same terms as are provided to the Fund. The Advisor does not receive a separate management fee for its services with respect to the Mauritius Subsidiary. The Mauritius Subsidiary has also entered into separate contracts for the provision of custody, fund accounting, fund administration, and audit services with the same service providers that provide those services to the Fund. The Fund will bear the fees and expenses incurred in connection with the custody, fund accounting, fund administration, and audit services that the Mauritius Subsidiary receives. The expenses of the Mauritius Subsidiary are consolidated into the expenses of the Fund. The Mauritius Subsidiary’s financial statements are consolidated in the Fund’s annual audited financial statements and semi-annual unaudited financial statements which are included in the annual and semi-annual reports, respectively, provided to shareholders.

Prior to the close of business on July 9, 2021, investment advisory service was provided to the Predecessor Fund by Fiera Capital Inc. for the period April 1, 2021 through July 9, 2021, which received investment management fees for their services pursuant to the terms of the investment advisory agreement. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fiera Emerging Market Fund’s average daily net assets. Fiera Capital Inc. had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (including organization and offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses of each Fund and any other expenses, the exclusion of which is specifically set forth in each Fund’s prospectus and which may from time to time, be deemed appropriate as an excludable expense and specifically approved by the Board) do not exceed 1.62% and 1.37% of the average daily net assets of Investor Class and Institutional Class shares, respectively.

For the period July 10, 2021 through September 30, 2021, the Advisor did not waive its fees or absorb other expenses for the Fund. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2021, the amount of these potentially recoverable expenses was $0.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended September 30, 2021, are reported on the Statement of Operations.

Prior to the close of business on July 9, 2021, UMBFS served as the administrator, fund accountant, and transfer agent to the Predecessor Fund and UMB Bank n.a. served as the Predecessor Fund’s Custodian. For the period April 1, 2021 to July 9, 2021, the Predecessor Fund paid UMBFS $55,067 and UMB Bank, n.a. $70,074. As part contractual agreements with the Predecessor Fund, UMBFS and UMB Bank, n.a. agreed to waive a portion of fees for services provided. For the period April 1, 2021 to July 9, 2021 UMB Bank, n.a. waived $3,177 of fees and UMBFS waived $61,648. These are listed in the Statement of Operations in the line item Contractual service provider fees waived and are not subject to recoupment.

Sunbridge Capital Emerging Markets Fund

NOTES CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2021 (Unaudited)

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Prior to the close of business on July 9, 2021, Foreside Fund Services, LLC served as the Predecessor Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended September 30, 2021, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2021, are reported on the Statement of Operations. Prior to the close of business on July 9, 2021, Foreside Fund Officer Services, LLC served as the Predecessor Fund’s CCO and received $4,117 for the services provided.

Note 4 – Federal Income Taxes

At September 30, 2021, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$509,842,812
Gross unrealized appreciation	159,619,380
Gross unrealized depreciation	(57,107,910)
Net unrealized appreciation (depreciation) on investments	$102,511,470

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Sunbridge Capital Emerging Markets Fund

NOTES CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2021 (Unaudited)

As of March 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$26,341,157
Undistributed long-term capital gains	245,572,066
Tax accumulated earnings	271,913,223

Accumulated capital and other losses	(310,538)
Unrealized appreciation on investments	191,775,169
Foreign currency translations	(101,487)
Total accumulated earnings	$463,276,367

The tax character of distributions paid for the years ended March 31, 2021 and March 31, 2020 were as follows:

	Year Ended March 31, 2021	Year Ended March 31, 2020
Distributions paid from:
Ordinary income	$4,353,056	$8,485,753
Net long-term capital gains	-	-
Total taxable distributions	$4,353,056	$8,485,753

Note 5 - Investment Transactions

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments were $170,888,710 and $211,443,751, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets attributable to both Investor and Institutional shares to shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended September 30, 2021, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Fiera Capital Inc. had an agreement with the Predecessor Fund in which it voluntarily agreed to waive a portion of shareholder servicing fees for each share class. For the period April 1, 2021 through July 9, 2021 the amounts of voluntary waivers were $8,612 and $174,114 in the Investor and Institutional classes of shares, respectively. These voluntary waivers are listed in the Statement of Operations in the line item Class fees waived and are not subject to recoupment.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

Sunbridge Capital Emerging Markets Fund

NOTES CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2021 (Unaudited)

For the six months ended September 30, 2021, distribution fees incurred are disclosed on the Statement of Operations. Prior to the close of business on July 9, 2021, Foreside Fund Services, LLC served as the Predecessor Fund’s Distributor.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:

Sunbridge Capital Emerging Markets Fund

NOTES CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2021 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]
Argentina	$13,964,838	$-	$-	$13,964,838
China	13,320,738	175,317,771	-	188,638,509
Hong Kong	-	51,232,648	-	51,232,648
India	25,429,825	58,854,171	-	84,283,996
Indonesia	6,369,258	21,804,314	-	28,173,572
Malaysia	-	18,487,286	-	18,487,286
Philippines	5,892,506	16,685,309	-	22,577,815
Singapore	15,171,548	3,756,625	-	18,928,173
South Korea	-	76,130,518	-	76,130,518
Taiwan	-	57,171,854	-	57,171,854
Thailand	-	10,786,705	-	10,786,705
Vietnam	-	16	-	16
Short-Term Investments
United States	41,915,300	-	-	41,915,300
Rights
China	-	-	-	63,052
Total Investments	$122,064,013	$490,290,269	$-	$612,354,282

[1]	For a detailed break-out of common stocks by major country classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Note 10 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Sunbridge Capital Emerging Markets Fund

NOTES CONSOLIDATED FINANCIAL STATEMENTS - Continued

September 30, 2021 (Unaudited)

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Sunbridge Capital Emerging Markets Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements

At a meeting held on April 22, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Fund Advisory Agreement”) between the Trust and Sunbridge Capital Partners, LLC (the “Investment Advisor”) with respect to the Sunbridge Capital Emerging Markets Fund series of the Trust (the “Fund”) for an initial two-year term. At a meeting held on May 28, 2021, the Board and the Independent Trustees reviewed and unanimously approved the investment advisory agreement (the “Subsidiary Advisory Agreement”) between the Investment Advisor and the Fund’s wholly owned Mauritius subsidiary (the “Subsidiary”), which is registered with and regulated by the Mauritius Financial Services Commission, for an initial two-year term. The Fund Advisory Agreement and the Subsidiary Advisory Agreement are collectively referred to below as the “Advisory Agreements.” In approving each Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund, the Subsidiary, and the shareholders of the Fund and the Subsidiary. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meetings were being held by videoconference, and that as required by the relief, the Board would ratify the approval of the Advisory Agreements at its next in-person meeting.

Background

In advance of the meetings, the Board received information about the Fund, the Subsidiary, and the Advisory Agreements from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund and the Subsidiary; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the Fiera Capital Emerging Markets Fund (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one-, three-, and five-year periods ended December 31, 2020; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Diversified Emerging Markets fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreements. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to relevant performance information, the meeting materials indicated that the Predecessor Fund’s total return for the one-year period was above the MSCI Emerging Markets Index return and the Peer Group median return. The Predecessor Fund’s annualized total return for the three-year period was below the MSCI Index return by 0.78% and the Peer Group median return by 2.04%. For the five-year period, the Predecessor Fund’s annualized total return was below the MSCI Index return and the Peer Group median return by 1.49% and 1.61%, respectively. The Board considered the Investment Advisor’s explanation that the Predecessor Fund had performed well since inception except for in 2016, when a commodity and crude oil rally had caused markets and the Predecessor Fund’s performance to suffer, and in 2018, when the trade war between the United States and China had negatively affected the Fund.

Sunbridge Capital Emerging Markets Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the services to be provided by the Investment Advisor to the Fund and the Subsidiary. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund and the Subsidiary. The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund and the Subsidiary, and that the Investment Advisor would provide the Fund and the Subsidiary with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.005%, and higher than the Fund Universe median by 0.0662%. The Board noted that the proposed advisory fee for the Fund was the same as that of the Predecessor Fund. The Board also considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar accounts of the Investment Advisor. The Board also observed that no advisory fee would be paid by the Subsidiary to the Investment Advisor under the Subsidiary Advisory Agreement.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were higher than the Peer Group and Fund Universe medians by 0.09% and 0.13%, respectively. The Trustees considered that the estimated annual total expenses were not in the highest quartile of the funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Fund Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund and the Subsidiary.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account assets of $650 million. The Board determined that the Investment Advisor’s estimated profit level with respect to the Fund was reasonable. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund and the Subsidiary, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund and the Subsidiary, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund and the Subsidiary generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Fund Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale after the reorganization and during the Fund’s startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Sunbridge Capital Emerging Markets Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Advisory Agreement was in the best interests of the Fund, the Subsidiary, and the shareholders of the Fund and the Subsidiary and, accordingly, approved each Advisory Agreement with respect to the Fund and the Subsidiary, as applicable.

Sunbridge Capital Emerging Markets Fund

EXPENSE EXAMPLE

For the Six Months Ended September 30, 2021 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21 – 9/30/21*
Investor Class
Actual Performance	$ 1,000.00	$ 969.40	$ 7.41
Hypothetical (5% annual return before expenses)	1,000.00	1,017.54	7.60
Institutional Class
Actual Performance	1,000.00	970,50	6.18
Hypothetical (5% annual return before expenses)	1,000.00	1,018.79	6.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Sunbridge Capital Emerging Markets Fund

A series of Investment Managers Series Trust II

Investment Advisor

Sunbridge Capital Partners LLC

808 Brickell Key Drive #2108

New York, New York 10005

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Sunbridge Capital Emerging Markets Fund – Investor Class	RIMIX	46141T 182
Sunbridge Capital Emerging Markets Fund - Institutional Class	CNRYX	46141T 174

Privacy Principles of Sunbridge Capital Emerging Markets Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Sunbridge Capital Emerging Markets Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Fund at (877) 771-7721 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 771-7721 by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding Mailings

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semiannual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (877) 771-7721.

Sunbridge Capital Emerging Markets Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: 877-771-7721

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/9/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/9/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/9/2021